Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Share Capital	Share Premium	Treasury Shares	Retained Earnings	Exchange Differences on Translation of Foreign Operations	Changes in fair value of financial assets measured at fair value through other comprehensive income	Net Changes on Revaluation of Available-for- Sale Financial Assets	Cash Flow Hedges	Hedging Cost	Re-measurement Gain or Loss on Defined Benefit Plans	Other components of equity	Other comprehensive income related to assets held for sale	Total	Non-Controlling Interests
Equity, as of beginning of period at Mar. 31, 2016	¥ 2,011,203	¥ 64,766	¥ 68,829	¥ (35,974)	¥ 1,523,127	¥ 272,361	¥ 0	¥ 58,523	¥ (3,162)	¥ 222	¥ 0	¥ 327,944	¥ 0	¥ 1,948,692	¥ 62,511
Net profit for the year	115,513				114,940									114,940	573
Other comprehensive income (loss)	(22,371)					(50,811)		9,457	4,634	(222)	15,554	(21,388)		(21,388)	(983)
Comprehensive income (loss) for the year	93,142				114,940	(50,811)		9,457	4,634	(222)	15,554	(21,388)		93,552	(410)
Transactions with owners:
Issuance of new shares	874	437	437											874
Acquisition of treasury shares	(23,117)			(23,117)										(23,117)
Disposal of treasury shares	4		0	4										4
Dividends (Note 26)	(143,714)				(141,804)									(141,804)	(1,910)
Changes in ownership	(5,487)														(5,487)
Transfers from other components of equity	0				15,554						(15,554)	(15,554)
Share-based compensation (Note 28)	15,322		15,322											15,322
Exercise of share-based awards (Note 28)	738		(9,615)	10,353										738
Total transactions with owners	(155,380)	437	6,144	(12,760)	(126,250)						(15,554)	(15,554)		(147,983)	(7,397)
Equity, as of end of period at Mar. 31, 2017	1,948,965	65,203	74,973	(48,734)	1,511,817	221,550	0	67,980	1,472	0	0	291,002	0	1,894,261	54,704
Net profit for the year	186,708				186,886									186,886	(178)
Other comprehensive income (loss)	55,956					46,252		5,057	1,919	1,606	724	55,558		55,558	398
Comprehensive income (loss) for the year	242,664				186,886	46,252		5,057	1,919	1,606	724	55,558		242,444	220
Transactions with owners:
Issuance of new shares	25,320	12,711	12,609											25,320
Acquisition of treasury shares	(41,545)			(41,545)										(41,545)
Disposal of treasury shares	1		0	1										1
Dividends (Note 26)	(144,309)				(142,120)									(142,120)	(2,189)
Changes in ownership	(32,750)														(32,750)
Transfers from other components of equity	0				724						(724)	(724)
Share-based compensation (Note 28)	18,610		18,610											18,610
Exercise of share-based awards (Note 28)	453		(15,452)	15,905										453
Transfers to other comprehensive income related to assets held for sale	0					4,795						4,795	(4,795)
Total transactions with owners	(174,220)	12,711	15,767	(25,639)	(141,396)	4,795					(724)	4,071	(4,795)	(139,281)	(34,939)
Equity, as of end of period at Mar. 31, 2018	2,017,409	77,914	90,740	(74,373)	1,557,307	272,597	0	73,037	3,391	1,606	0	350,631	(4,795)	1,997,424	19,985
Cumulative effects of changes in accounting policies (Note 2)	25,648	0	0	0	15,401	0	84,672	(73,037)	(1,378)	0	0	10,257	0	25,658	(10)
Adjusted opening balance	2,043,057	77,914	90,740	(74,373)	1,572,708	272,597	84,672	0	2,013	1,606	0	360,888	(4,795)	2,023,082	19,975
Net profit for the year	109,014				109,126									109,126	(112)
Other comprehensive income (loss)	(9,822)					29,964	5,938		(33,793)	(4,909)	(11,665)	(14,465)	4,795	(9,670)	(152)
Comprehensive income (loss) for the year	99,192				109,126	29,964	5,938		(33,793)	(4,909)	(11,665)	(14,465)	4,795	99,456	(264)
Transactions with owners:
Issuance of new shares	3,131,342	1,565,671	1,565,671											3,131,342
Acquisition of treasury shares	(1,172)			(1,172)										(1,172)
Disposal of treasury shares	3		0	3										3
Dividends (Note 26)	(142,866)				(142,697)									(142,697)	(169)
Changes in ownership	(17,643)				(2,337)	230						230		(2,107)	(15,536)
Transfers from other components of equity	0				32,565		(44,230)				11,665	(32,565)
Share-based compensation (Note 28)	20,102		20,102											20,102
Exercise of share-based awards (Note 28)	(7,881)		(26,281)	18,400										(7,881)
Basis adjustment related to acquisitions	39,454								34,739	4,715		39,454		39,454
Total transactions with owners	3,021,339	1,565,671	1,559,492	17,231	(112,469)	230	(44,230)	0	34,739	4,715	11,665	7,119	0	3,037,044	(15,705)
Equity, as of end of period at Mar. 31, 2019	¥ 5,163,588	¥ 1,643,585	¥ 1,650,232	¥ (57,142)	¥ 1,569,365	¥ 302,791	¥ 46,380	¥ 0	¥ 2,959	¥ 1,412	¥ 0	¥ 353,542	¥ 0	¥ 5,159,582	¥ 4,006